Significant Accounting Policies (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Accrued unbilled revenue		$ 661	$ 631
Percentage of fuel currently subject to deferred fuel accounting		84.00%
Federal statutory income tax rate		35.00%	35.00%	35.00%
Recognized interest income		$ 11
Margin deposit assets		92	$ 82
Capitalized interest costs and AFUDC		236	159	$ 100
Unrealized gains reclassified from AOCI to retained earnings		1,100
Unrealized gains reclassified from AOCI to retained earnings after-tax		734
Net unrealized gains on equity securities previously classified as cost method investments		36
Net unrealized gains on equity securities previously classified as cost method investments, after tax		22
Net unrealized gains in other income		275
Net unrealized gains in other income, after tax		176
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings		165
Change in Estimated Useful Life | Merchant generation assets
Significant Accounting Policies [Line Items]
Increase (decrease) in depreciation expense		26
Increase (decrease) in depreciation expense, after tax		$ 16
NRG Energy, Inc | Four Brothers and Three Cedars | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Significant Accounting Policies [Line Items]
Percentage of equity interest sold to noncontrolling interest owners		33.00%
Virginia Electric and Power Company
Significant Accounting Policies [Line Items]
Accrued unbilled revenue		$ 400	$ 349
Federal statutory income tax rate		35.00%	35.00%	35.00%
Recognized interest income		$ 11
Noncurrent income taxes receivable		1
Margin deposit assets		23	$ 2
Capitalized interest costs		37	21	$ 30
AFUDC related to projects		22	31	$ 19
Unrealized gains reclassified from AOCI to retained earnings		119
Unrealized gains reclassified from AOCI to retained earnings after-tax		73
Net unrealized gains on equity securities previously classified as cost method investments		36
Net unrealized gains on equity securities previously classified as cost method investments, after tax		22
Net unrealized gains in other income		30
Net unrealized gains in other income, after tax		19
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings		13
Virginia Electric and Power Company | Change in Depreciation Rates from New Depreciation Study
Significant Accounting Policies [Line Items]
Increase (decrease) in depreciation expense		40
Increase (decrease) in depreciation expense, after tax		25
Virginia Electric and Power Company | Federal
Significant Accounting Policies [Line Items]
Noncurrent income taxes receivable		1
Noncurrent income tax payable			2
Virginia Electric and Power Company | State
Significant Accounting Policies [Line Items]
Noncurrent income taxes receivable			13
Income tax receivable			6
Virginia Electric and Power Company | Affiliated Entity
Significant Accounting Policies [Line Items]
Income tax payable		16
Income tax receivable			112
Virginia Electric and Power Company | Affiliated Entity | Federal
Significant Accounting Policies [Line Items]
Income tax payable		16
Income tax receivable			122
Virginia Electric and Power Company | Affiliated Entity | State
Significant Accounting Policies [Line Items]
Affiliated payables for estimated income taxes owed			10
Dominion Energy Gas Holdings, LLC
Significant Accounting Policies [Line Items]
Accrued unbilled revenue		$ 121	$ 134
Federal statutory income tax rate		35.00%	35.00%	35.00%
Capitalized interest costs		$ 25	$ 8	$ 1
Inventory under LIFO method		9	13
Amount exceeded on LIFO basis		79	55
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings		26
Dominion Energy Gas Holdings, LLC | Federal
Significant Accounting Policies [Line Items]
Noncurrent income tax payable			1
Dominion Energy Gas Holdings, LLC | State
Significant Accounting Policies [Line Items]
Noncurrent income taxes receivable		14
Income tax receivable			1
Noncurrent income tax payable			7
Dominion Energy Gas Holdings, LLC | Affiliated Entity
Significant Accounting Policies [Line Items]
Income tax payable		25
Income tax receivable			11
Dominion Energy Gas Holdings, LLC | Affiliated Entity | Federal
Significant Accounting Policies [Line Items]
Income tax payable		21
Income tax receivable			10
Dominion Energy Gas Holdings, LLC | Affiliated Entity | State
Significant Accounting Policies [Line Items]
Income tax payable		4
Income tax receivable			$ 1
Scenario, Forecast
Significant Accounting Policies [Line Items]
Federal statutory income tax rate	21.00%
Retained Earnings
Significant Accounting Policies [Line Items]
Net unrealized gains on equity securities previously classified as cost method investments		4
Retained Earnings | Virginia Electric and Power Company
Significant Accounting Policies [Line Items]
Net unrealized gains on equity securities previously classified as cost method investments		4
Accounting Standards Update 2017-05 [Member] | Cumulative Effect Of Changes In Accounting Principle [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle to reclassify from noncontrolling interests		127
Current Regulatory Liabilities [Member]
Significant Accounting Policies [Line Items]
Net unrealized gains on equity securities previously classified as cost method investments		32
Current Regulatory Liabilities [Member] | Virginia Electric and Power Company
Significant Accounting Policies [Line Items]
Net unrealized gains on equity securities previously classified as cost method investments		$ 32
Maximum | Nonutility Gas Gathering and Processing
Significant Accounting Policies [Line Items]
Estimated Useful Lives		50 years
Maximum | Virginia Electric and Power Company | State
Significant Accounting Policies [Line Items]
Noncurrent income taxes receivable		$ 1
Maximum | Dominion Energy Gas Holdings, LLC | Nonutility Gas Gathering and Processing
Significant Accounting Policies [Line Items]
Estimated Useful Lives		50 years
Minimum | Nonutility Gas Gathering and Processing
Significant Accounting Policies [Line Items]
Estimated Useful Lives		3 years
Minimum | Dominion Energy Gas Holdings, LLC | Nonutility Gas Gathering and Processing
Significant Accounting Policies [Line Items]
Estimated Useful Lives		10 years